UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tahithromos, L.L.C.
Address: 9 West 57th Street, Suite 4605
         New York, NY  10019

13F File Number:  028-12704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Nikiper
Title:     Vice President
Phone:     212-303-5793

Signature, Place, and Date of Signing:

  /s/ Mark Nikiper     New York, NY     January 25, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $342,024 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA & OMEGA SEMICONDUCTOR    SHS              G6331P104     5319   414602 SH       SOLE                   414602        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     4637    94200 SH       SOLE                    94200        0        0
BMC SOFTWARE INC               COM              055921100    14635   310459 SH       SOLE                   310459        0        0
BROADWIND ENERGY INC           COM              11161T108     1369   592429 SH       SOLE                   592429        0        0
BRUSH ENGINEERED MATLS INC     COM              117421107     8995   232791 SH       SOLE                   232791        0        0
CECO ENVIRONMENTAL CORP        COM              125141101      539    90370 SH       SOLE                    90370        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     2565    35000 SH       SOLE                    35000        0        0
DHT HOLDINGS INC               COM              Y2065G105     2174   467634 SH       SOLE                   467634        0        0
EAGLE ROCK ENERGY PARTNERS L   *W EXP 05/15/201 26985R120      615   204439 SH       SOLE                   204439        0        0
ENERSYS                        COM              29275Y102     6663   207450 SH       SOLE                   207450        0        0
EXIDE TECHNOLOGIES             COM NEW          302051206    24081  2559132 SH       SOLE                  2559132        0        0
FUEL SYS SOLUTIONS INC         COM              35952W103    15814   538242 SH       SOLE                   538242        0        0
GENTEX CORP                    COM              371901109      247     8358 SH       SOLE                     8358        0        0
GOLDCORP INC NEW               COM              380956409    29390   639186 SH       SOLE                   639186        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     3756   316977 SH       SOLE                   316977        0        0
HOUSTON AMERN ENERGY CORP      COM              44183U100    14187   784261 SH       SOLE                   784261        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     1637    61752 SH       SOLE                    61752        0        0
ISHARES GOLD TRUST             ISHARES          464285105     5838   420000 SH       SOLE                   420000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109    16255   538630 SH       SOLE                   538630        0        0
JOHNSON CTLS INC               COM              478366107     3838   100462 SH       SOLE                   100462        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     3961   208900 SH       SOLE                   208900        0        0
MADISON SQUARE GARDEN INC      CL A             55826P100    10719   415788 SH       SOLE                   415788        0        0
MASTEC INC                     COM              576323109    13423   920011 SH       SOLE                   920011        0        0
MAXWELL TECHNOLOGIES INC       COM              577767106     5297   280426 SH       SOLE                   280426        0        0
MOSAIC CO                      COM              61945A107     2562    33550 SH       SOLE                    33550        0        0
MYR GROUP INC DEL              COM              55405W104     8726   415504 SH       SOLE                   415504        0        0
OM GROUP INC                   COM              670872100    11679   303278 SH       SOLE                   303278        0        0
POTASH CORP SASK INC           COM              73755L107    10482    67700 SH       SOLE                    67700        0        0
POWERSHS DB MULTI SECT COMM    DB AGRICULT FD   73936B408    10108   312444 SH       SOLE                   312444        0        0
QUANTA SVCS INC                COM              74762E102     5681   285200 SH       SOLE                   285200        0        0
RAMBUS INC DEL                 COM              750917106    14043   685669 SH       SOLE                   685669        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    19473  1295613 SH       SOLE                  1295613        0        0
SOLUTIA INC                    COM NEW          834376501    17023   737566 SH       SOLE                   737566        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     5888    42444 SH       SOLE                    42444        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     5571  1317000 SH       SOLE                  1317000        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     4807   259564 SH       SOLE                   259564        0        0
WILLIAMS COS INC DEL           COM              969457100    24663   997700 SH       SOLE                   997700        0        0
YAMANA GOLD INC                COM              98462Y100     5364   419100 SH       SOLE                   419100        0        0